Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transaction [Line Items]
Schedule of Accounts Receivable Related Party and Allowance for Credit Loss

Movement of the allowance for accounts receivable were as follows for the years ended December 31, 2023, 2024 and 2025, respectively:

	2023	2024	2025	2025
	SGD	SGD	SGD	USD
Balance at beginning of the year	6,170	6,170	6,170	4,566
Addition	2,750	-	-	-
Write-off	(2,750)	-	-	-
Balance at end of the year	6,170	6,170	6,170	4,566

Schedule of Due to Related Parties and Related Party Transactions

As of December 31, 2024 and 2025, the balances of amount due to related parties were as follows:

	2024	2025	2025
	SGD	SGD	USD
Due to related parties
Kelvin Ang	522,847	18,772	13,891
Total	522,847	18,772	13,891

d.	Related party transactions

	2023	2024	2025	2025
	SGD	SGD	SGD	USD
Fine Build-Ninefold Group Construction Company (Private) Limited
Supply construction material	-	-	-	-
54 Pandan Road Pte Ltd
Rental of warehouse	-	720,000	720,000	532,800
Fastfixs Systems Pte Ltd
Consultation fee	138,000	217,500	250,000	185,000
Supply of labors	43,004	263,034	448,995	332,256

Related Party [Member]
Related Party Transaction [Line Items]
Schedule of Accounts Receivable Related Party and Allowance for Credit Loss

As of December 31, 2024 and 2025, the balances of Accounts receivable – related party were as follows:

		2024	2025	2025
		SGD	SGD	USD
Accounts receivable – related party
Fine Build-Ninefold Group Construction Company (Private) Limited	(1)	961,143	843,098	640,754
Allowance for credit loss	(1)	(961,143)	(843,098)	(640,754)
Total		-	-	-

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

Movement of the allowance for credit loss were as follows for the years ended December 31, 2023, 2024 and 2025, respectively:

	2023	2024	2025	2025
	SGD	SGD	SGD	USD
Balance at beginning of the year	990,941	971,780	961,143	730,469
Exchange rate effect	(19,161)	(10,637)	(118,045)	(89,715)
Balance at end of the year	971,780	961,143	843,098	640,754

Schedule of Other Receivables Related Party Allowance for Credit Loss

As of December 31, 2024 and 2025, the balances of other receivables-related parties were as follows:

		2024	2025	2025
		SGD	SGD	USD
Other receivables – related parties
Fine Build-Ninefold Group Construction Company (Private) Limited	(3)	593,390	560,150	425,714
Allowance for credit loss	(3)	(593,390)	(560,150)	(425,714)
54 Pandan Road Pte Ltd	(2)	-	-	-
Ang Poh Hwee	(4)	30,000	30,200	22,348
Total		30,000	30,200	22,348

Movement of the allowance for credit loss were as follows for the years ended December 31, 2023, 2024 and 2025, respectively:

	2023	2024	2025	2025
	SGD	SGD	SGD	USD
Balance at beginning of the year	586,542	575,200	593,390	450,976
Exchange rate effect	(11,342)	18,190	(33,240)	(25,262)
Balance at end of the year	575,200	593,390	560,150	425,714

(1)	Supply construction material to the Joint Venture company. The Company may not be able to collect amounts due under COVID-19’s negative impact to the joint venture’s operation and financial condition, and the Company reserved 100% allowance for credit loss.
(2)	The Company approved a loan to 54 Pandan Road Pte Ltd on April 10, 2023, provided the loan of SGD2 million, with no interest. As of the date of this report, the Company has fully collected the loan from 54 Pandan Road Pte Ltd.
(3)	Management service provided to the Joint Venture company.
(4)	The Company paid on behalf of the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.